UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Straus Capital Management, L.L.C.

Address:  767 Third Avenue
          21st Floor
          New York, New York 10017



13F File Number:  028-04115


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Melville Straus
Title:  Managing Member
Phone:  (212) 676-5640


Signature, Place and Date of Signing:

/s/ Melville Straus              New York, New York         September 2, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  135

Form 13F Information Table Value Total:  $202,775
                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              Form 13F File Number      Name

1.               028-12305                 Straus-GEPT Partners LP


                                                      FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2        COLUMN 3      COLUMN 4    COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE OF                       VALUE   SHRS OR SH/ PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP       (X$1000) PRN AMT PRN CALL    DISCRETION   MANAGERS    SOLE   SHARED NONE
A123 SYS INC                  COM              03739T108       653   47,500   SH       Shared-Defined    1         47,500
ABOVENET INC                  COM              00374N107     2,501   49,300   SH       Shared-Defined    1         49,300
ACORDA THERAPEUTICS INC       COM              00484M106     4,149  121,305   SH       Shared-Defined    1        121,305
AFFYMAX INC                   COM              00826A109     5,051  215,596   SH       Shared-Defined    1        215,596
AKORN INC                     COM              009728106     1,132  739,789   SH       Shared-Defined    1        739,789
ALIGN TECHNOLOGY INC          COM              016255101     2,867  148,225   SH       Shared-Defined    1        148,225
ALLIS CHALMERS ENERGY INC     COM PAR $.01NW   019645506       761  215,000   SH       Shared-Defined    1        215,000
AMERICAN DAIRY INC            COM              025334103       412   21,500   SH       Shared-Defined    1         21,500
AMERICAN SUPERCONDUCTOR CORP  COM              030111108     1,734   60,000   SH       Shared-Defined    1         60,000
AMR CORP                      COM              001765106       683   75,000   SH       Shared-Defined    1         75,000
ATA INC                       SPONS ADR        00211V106        26    6,447   SH       Shared-Defined    1          6,447
ATP OIL & GAS CORP            COM              00208J108       442   23,500   SH       Shared-Defined    1         23,500
AUTOCHINA INTERNATIONAL LIMI  SHS              G06750106       218    7,500   SH       Shared-Defined    1          7,500
BJS RESTAURANTS INC           COM              09180C106       769   33,000   SH       Shared-Defined    1         33,000
CANADIAN NAT RES LTD          COM              136385101       667    9,000   SH       Shared-Defined    1          9,000
CAPSTONE TURBINE CORP         COM              14067D102       754  594,047   SH       Shared-Defined    1        594,047
CARDIOME PHARMA CORP          COM NEW          14159U202     1,765  267,050   SH       Shared-Defined    1        267,050
CARMAX INC                    COM              143130102     1,382   55,000   SH       Shared-Defined    1         55,000
CBEYOND INC                   COM              149847105     1,347   98,500   SH       Shared-Defined    1         98,500
CENTRAL EUROPEAN MEDIA ENTRP  CL A NEW         G20045202       771   26,300   SH       Shared-Defined    1         26,300
CERAGON NETWORKS LTD          ORD              M22013102     1,103  101,000   SH       Shared-Defined    1        101,000
CHESAPEAKE ENERGY CORP        COM              165167107       912   38,500   SH       Shared-Defined    1         38,500
CHINA AGRITECH INC            COM NEW          16937A200     1,865      750       PUT  Shared-Defined    1            750
CHINA CORD BLOOD CORP         SHS              G21107100       255   42,446   SH       Shared-Defined    1         42,446
CHINA GENGSHENG MINERALS INC  COM              16942P101     2,563  928,450   SH       Shared-Defined    1        928,450
CHINA MARINE FOOD GROUP LTD   COM              16943R106       473   76,924   SH       Shared-Defined    1         76,924
CHINA PHARMA HLDGS INC        COM              16941T104     2,002  601,217   SH       Shared-Defined    1        601,217
CHINA RITAR POWER CORP        COM              169423100        63   15,000   SH       Shared-Defined    1         15,000
CHINA SEC & SURVE TECH INC    COM              16942J105     1,461  190,000   SH       Shared-Defined    1        190,000
CHINA SKY ONE MED INC         COM              16941P102       786   50,000   SH       Shared-Defined    1         50,000
CHINA SKY ONE MED INC         COM              16941P102       707   45,000   SH       Shared-Defined    1         45,000
CHINA VALVES TECHNOLOGY INC   COM NEW          169476207     3,302  253,803   SH       Shared-Defined    1        253,803
CHINA WIND SYSTEMS INC        COM NEW          16945F209       869  200,000   SH       Shared-Defined    1        200,000
CHINA YIDA HOLDINGS CO        COM NEW          16945D204       508   40,000   SH       Shared-Defined    1         40,000
CHINA-BIOTICS INC             COM              16937B109       564   31,500   SH       Shared-Defined    1         31,500
COACH INC                     COM              189754104     2,668   67,500   SH       Shared-Defined    1         67,500
COMVERGE INC                  COM              205859101     3,854  340,730   SH       Shared-Defined    1        340,730
CONTINENTAL AIRLS INC         CL B             210795308     3,988  181,500   SH       Shared-Defined    1        181,500
COSI INC                      COM              22122P101       624  700,885   SH       Shared-Defined    1        700,885
CYBERSOURCE CORP              COM              23251J106     1,340   75,875   SH       Shared-Defined    1         75,875
CYTORI THERAPEUTICS INC       COM              23283K105     1,739  381,343   SH       Shared-Defined    1        381,343
DIAMOND OFFSHORE DRILLING     COM              25271C102       666       75       PUT  Shared-Defined    1             75
DICKS SPORTING GOODS INC      COM              253393102     1,567   60,000   SH       Shared-Defined    1         60,000
EQUINIX INC                   COM NEW          29444U502     2,239   23,000   SH       Shared-Defined    1         23,000
EXFO INC                      SUB VTG SHS      302046107       961  155,000   SH       Shared-Defined    1        155,000
FLOTEK INDS INC DEL           COM              343389102        95   75,000   SH       Shared-Defined    1         75,000
FUSHI COPPERWELD INC          COM              36113E107       224   20,000   SH       Shared-Defined    1         20,000
GARMIN LTD                    ORD              G37260109     1,738      450       PUT  Shared-Defined    1            450
GOOGLE INC                    CL A             38259P508     3,403    6,000   SH       Shared-Defined    1          6,000
GRACE W R & CO DEL NEW        COM              38388F108       555   20,000   SH       Shared-Defined    1         20,000
GRANITE CITY FOOD & BREWERY   COM NEW          38724Q404        61   34,583   SH       Shared-Defined    1         34,583
GREEN MTN COFFEE ROASTERS IN  COM              393122106     3,972   41,000   SH       Shared-Defined    1         41,000
GULF RESOURCES INC            COM PAR $0.0005  40251W309       371   31,952   SH       Shared-Defined    1         31,952
GYMBOREE CORP                 COM              403777105     2,066   40,000   SH       Shared-Defined    1         40,000
HACKETT GROUP INC             COM              404609109       560  201,500   SH       Shared-Defined    1        201,500
HALOZYME THERAPEUTICS INC     COM              40637H109     7,115  890,468   SH       Shared-Defined    1        890,468
HARBIN ELECTRIC INC           COM              41145W109     1,727   80,000   SH       Shared-Defined    1         80,000
HARLEY DAVIDSON INC           COM              412822108     2,105      750       PUT  Shared-Defined    1            750
HARRIS & HARRIS GROUP INC     COM              413833104       323   70,000   SH       Shared-Defined    1         70,000
HEARTWARE INTL INC            COM              422368100     3,118   70,107   SH       Shared-Defined    1         70,107
HEARUSA INC                   COM NEW          422360305       538  361,224   SH       Shared-Defined    1        361,224
HOLLYSYS AUTOMATION TECHNOLO  SHS              G45667105       248   21,500   SH       Shared-Defined    1         21,500
HOLLYWOOD MEDIA CORP          COM              436233100       121  102,963   SH       Shared-Defined    1        102,963
HUMAN GENOME SCIENCES INC     COM              444903108     3,872  128,200   SH       Shared-Defined    1        128,200
IMAX CORP                     COM              45245E109     1,754   97,500   SH       Shared-Defined    1         97,500
IMPAX LABORATORIES INC        COM              45256B101     4,742  265,210   SH       Shared-Defined    1        265,210
INTERMUNE INC                 COM              45884X103       111    2,500   SH       Shared-Defined    1          2,500
INTEROIL CORP                 COM              460951106     5,670   87,500   SH       Shared-Defined    1         87,500
INTEVAC INC                   COM              461148108     1,589  115,000   SH       Shared-Defined    1        115,000
IRONWOOD PHARMACEUTICALS INC  COM CL A         46333X108     1,823  133,888   SH       Shared-Defined    1        133,888
J CREW GROUP INC              COM              46612H402     1,125   24,500   SH       Shared-Defined    1         24,500
JETBLUE AIRWAYS CORP          COM              477143101     1,054  188,800   SH       Shared-Defined    1        188,800
KONA GRILL INC                COM              50047H201     2,068  535,100   SH       Shared-Defined    1        535,100
LEAP WIRELESS INTL INC        COM NEW          521863308     1,518   92,800   SH       Shared-Defined    1         92,800
LIHUA INTL INC                COM              532352101     2,351  256,050   SH       Shared-Defined    1        256,050
LONGTOP FINL TECHNOLOGIES LT  ADR              54318P108       483      150       PUT  Shared-Defined    1            150
LULULEMON ATHLETICA INC       COM              550021109     3,484   84,000   SH       Shared-Defined    1         84,000
MAKO SURGICAL CORP            COM              560879108     2,310  171,400   SH       Shared-Defined    1        171,400
MARINER ENERGY INC            COM              56845T305       262   17,500   SH       Shared-Defined    1         17,500
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100       666   15,000   SH       Shared-Defined    1         15,000
MAXWELL TECHNOLOGIES INC      COM              577767106       372   30,000   SH       Shared-Defined    1         30,000
METROPCS COMMUNICATIONS INC   COM              591708102       814  115,000   SH       Shared-Defined    1        115,000
MORGAN STANLEY                COM NEW          617446448     1,757   60,000   SH       Shared-Defined    1         60,000
MSCI INC                      CL A             55354G100     1,083   30,000   SH       Shared-Defined    1         30,000
NABORS INDUSTRIES LTD         SHS              G6359F 10     3 294      150       PUT  Shared-Defined    1            150
NEKTAR THERAPEUTICS           COM              640268108     5,305  348,795   SH       Shared-Defined    1        348,795
NEXXUS LIGHTING INC           COM              65338E105       765  221,000   SH       Shared-Defined    1        221,000
NOBLE CORPORATION BAAR        NAMEN -AKT       H5833N103     2,091   50,000   SH       Shared-Defined    1         50,000
OCEANEERING INTL INC          COM              675232102       921   14,500   SH       Shared-Defined    1         14,500
ONCOTHYREON INC               COM              682324108     1,244  360,542   SH       Shared-Defined    1        360,542
ONYX PHARMACEUTICALS INC      COM              683399109     4,359  143,945   SH       Shared-Defined    1        143,945
PETROHAWK ENERGY CORP         COM              716495106     1,624   80,100   SH       Shared-Defined    1         80,100
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408     1,780   40,000   SH       Shared-Defined    1         40,000
PETSMART INC                  COM              716768106     5,593  175,000   SH       Shared-Defined    1        175,000
POLYPORE INTL INC             COM              73179V103       873   50,000   SH       Shared-Defined    1         50,000
PRIDE INTL INC DEL            COM              74153Q102     1,054   35,000   SH       Shared-Defined    1         35,000
QKL STORES INC                COM              74732Y105       470   72,906   SH       Shared-Defined    1         72,906
RACKSPACE HOSTING INC         COM              750086100     2,248  120,000   SH       Shared-Defined    1        120,000
RAINMAKER SYSTEMS             COM NEW          750875304       240  159,834   SH       Shared-Defined    1        159,834
RAM ENERGY RESOURCES INC      COM              75130P109       151  103,500   SH       Shared-Defined    1        103,500
RANGE RES CORP                COM              75281A109     1,528   32,600   SH       Shared-Defined    1         32,600
RAPTOR PHARMACEUTICAL CORP    COM              75382F106       749  398,300   SH       Shared-Defined    1        398,300
RINO INTERNATIONAL CORPORATI  COM              766883102     1,993   84,000   SH       Shared-Defined    1         84,000
ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103     3,754  113,800   SH       Shared-Defined    1        113,800
RYANAIR HLDGS PLC             SPONSORED ADR    783513104       796   29,300   SH       Shared-Defined    1         29,300
SANDISK CORP                  COM              80004C101     1,558   45,000   SH       Shared-Defined    1         45,000
SANDRIDGE ENERGY INC          COM              80007P307       932  121,000   SH       Shared-Defined    1        121,000
SEARCHMEDIA HOLDINGS LTD      SHS              G8005Y106       118   25,000   SH       Shared-Defined    1         25,000
SENOMYX INC                   COM              81724Q107     1,310  400,000   SH       Shared-Defined    1        400,000
SHUTTERFLY INC                COM              82568P304     2,228   92,500   SH       Shared-Defined    1         92,500
SORL AUTO PTS INC             COM              78461U101        46    5,000   SH       Shared-Defined    1          5,000
SOUTHWESTERN ENERGY CO        COM              845467109     1,832   45,000   SH       Shared-Defined    1         45,000
SPDR GOLD TRUST               GOLD SHS         78463V107       817    7,500   SH       Shared-Defined    1          7,500
SPDR SERIES TRUST             S&P RETAIL ETF   78464A 71     4 620      500       PUT  Shared-Defined    1            500
SUNTECH PWR HLDGS CO LTD      ADR              86800C 10     4 351      250       PUT  Shared-Defined    1            250
SUPERIOR ENERGY SVCS INC      COM              868157108     1,682   80,000   SH       Shared-Defined    1         80,000
SWIFT ENERGY CO               COM              870738101       922   30,000   SH       Shared-Defined    1         30,000
TELVENT GIT SA                SHS              E90215109       905   31,460   SH       Shared-Defined    1         31,460
TERREMARK WORLDWIDE INC       COM NEW          881448203     1,464  208,800   SH       Shared-Defined    1        208,800
TRANSOCEAN LTD                REG SHS          H8817H100     1,382   16,000   SH       Shared-Defined    1         16,000
TRINA SOLAR LIMITED           SPON ADR         89628E104     1,074   44,000   SH       Shared-Defined    1         44,000
U S AIRWAYS GROUP INC         COM              90341W108     2,573  350,000   SH       Shared-Defined    1        350,000
UNILIFE CORP NEW              COM              90478E103     1,270  214,194   SH       Shared-Defined    1        214,194
UNIVERSAL TRAVEL GROUP        COM NEW          91388Q202       396   40,000   SH       Shared-Defined    1         40,000
UQM TECHNOLOGIES INC          COM              903213106       543  129,000   SH       Shared-Defined    1        129,000
UR ENERGY INC                 COM              91688R108       286  340,000   SH       Shared-Defined    1        340,000
URANIUM RES INC               COM PAR $0.001   916901507       273  385,000   SH       Shared-Defined    1        385,000
VANCEINFO TECHNOLOGIES INC    ADR              921564100       892   40,000   SH       Shared-Defined    1         40,000
VEECO INSTRS INC DEL          COM              922417100     1,522   35,000   SH       Shared-Defined    1         35,000
VISTAPRINT N V                SHS              N93540107     2,008   35,000   SH       Shared-Defined    1         35,000
VITACOST COM INC              COM              92847A200     1,103   91,500   SH       Shared-Defined    1         91,500
WONDER AUTO TECHNOLOGY INC    COM              978166106     1,520  143,700   SH       Shared-Defined    1        143,700
YINGLI GREEN ENERGY HLDG CO   ADR              98584B103       637      500       PUT  Shared-Defined    1            500
YONGYE INTL INC               COM              98607B106     1,843  228,083   SH       Shared-Defined    1        228,083
ZHONGPIN INC                  COM              98952K107       428   33,700   SH       Shared-Defined    1         33,700
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